Note 33 - Employee Benefits - DWS Share based Plans (Detail)	Dec. 31, 2019 EUR (€) shares
PSU [Member] | Measurement date 31 December 2019 [Member]
DWS Share based Plans [Line Items]
Units | shares	1,421
Fair value	€ 24.3
Share price	31.7
Exercise price
Expected volatility (weighted-average, in percent)	34.00%
Expected life (weighted-average, in years)	4
Risk-free interest rate (based on government funds, in percent)	65.00%
PSU [Member] | Measurement date 31 December 2018 [Member]
DWS Share based Plans [Line Items]
Units | shares	1,248
Fair value	€ 14.18
Share price	23.37
Exercise price
Expected volatility (weighted-average, in percent)	35.00%
Expected life (weighted-average, in years)	5
Risk-free interest rate (based on government funds, in percent)	65.00%
SAR [Member] | Measurement date 31 December 2019 [Member]
DWS Share based Plans [Line Items]
Units | shares	2,041
Fair value	€ 8.19
Share price	31.7
Exercise price	€ 25
Expected volatility (weighted-average, in percent)	34.00%
Expected life (weighted-average, in years)	6
Risk-free interest rate (based on government funds, in percent)	65.00%
SAR [Member] | Measurement date 31 December 2018 [Member]
DWS Share based Plans [Line Items]
Units | shares	2,192
Fair value	€ 3.35
Share price	23.37
Exercise price	€ 25
Expected volatility (weighted-average, in percent)	35.00%
Expected life (weighted-average, in years)	6
Risk-free interest rate (based on government funds, in percent)	65.00%